EQUITY - Earnings per share (Details) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 268,696,936	$ 232,662,884	$ 171,441,410
Weighted average number of shares	946,570,604	946,570,604	946,570,604
Earnings per share, basic	$ 283.86	$ 245.8	$ 181.12
Earnings per share, diluted	$ 283.86	$ 245.8	$ 181.12
Series A
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 127,952,003	$ 110,792,786	$ 81,639,457
Weighted average number of shares	473,289,301	473,289,301	473,289,301
Earnings per share, basic	$ 270.35	$ 234.09	$ 172.49
Earnings per share, diluted	$ 270.35	$ 234.09	$ 172.49
Series B
Earnings per share
Net income attributable to owners of the parent (CLP 000's)	$ 140,744,933	$ 121,870,098	$ 89,801,953
Weighted average number of shares	473,281,303	473,281,303	473,281,303
Earnings per share, basic	$ 297.38	$ 257.5	$ 189.74
Earnings per share, diluted	$ 297.38	$ 257.5	$ 189.74